Presentation of the Financial Statements and Accounting Practices - Summary Of Revised Consolidated Financial Statements (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2018
CURRENT
Inventories	$ 1,986.0	$ 2,437.9	$ 1,272.8
Other assets		8,078.1	9,268.1
TOTAL ASSETS	10,155.0	10,516.0	10,540.9
TOTAL LIABILITIES	7,380.0	7,608.5	6,957.9
SHAREHOLDERS' EQUITY
Capital	1,551.6	1,551.6	1,551.6
Treasury shares	(28.2)	(25.7)	(26.5)
Revenue reserves		1,377.8	2,110.0
Share-based remuneration		37.4	37.4
Accumulated other comprehensive loss	(194.4)	(114.6)	(154.8)
Retained earning		(31.6)	(31.6)
Non-controlling interests	107.1	112.6	96.9	$ 96.9
TOTAL SHAREHOLDERS' EQUITY	2,775.0	2,907.5	3,583.0	3,583.0	$ 3,940.1
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 10,155.0	10,516.0	10,540.9
Previously stated [member]
CURRENT
Inventories		2,469.5	1,304.4
Other assets		8,078.1	9,268.1
TOTAL ASSETS		10,547.6	10,572.5
TOTAL LIABILITIES		7,608.5	6,957.9
SHAREHOLDERS' EQUITY
Capital		1,551.6	1,551.6
Treasury shares		(25.7)	(26.5)
Revenue reserves		1,377.8	2,110.0
Share-based remuneration		37.4	37.4
Accumulated other comprehensive loss		(114.6)	(154.8)
Retained earning		0.0	0.0
Non-controlling interests		112.6	96.9
TOTAL SHAREHOLDERS' EQUITY		2,939.1	3,614.6	$ 3,614.6	$ 3,940.1
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		10,547.6	10,572.5
Increase (decrease) due to changes in accounting policy and corrections of prior period errors [member]
CURRENT
Inventories		(31.6)	(31.6)
Other assets		0.0	0.0
TOTAL ASSETS		(31.6)	(31.6)
TOTAL LIABILITIES		0.0	0.0
SHAREHOLDERS' EQUITY
Capital		0.0	0.0
Treasury shares		0.0	0.0
Revenue reserves		0.0	0.0
Share-based remuneration		0.0	0.0
Accumulated other comprehensive loss		0.0	0.0
Retained earning		(31.6)	(31.6)
Non-controlling interests		0.0	0.0
TOTAL SHAREHOLDERS' EQUITY		(31.6)	(31.6)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		$ (31.6)	$ (31.6)